GCAT Depositor V LLC ABS-15G

Exhibit 99.11

Data Compare (Non-Ignored)
Run Date - 9/16/2026 11:07:19 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
[Redacted]	[Redacted]	[Redacted]		GCAT2026CES1000005	Original CLTV	72	70.95366	Verified	Field Value reflects the sum of Original Principal Balance and other financing divided by the lesser of the appraised value or purchase price. (Purchases)
[Redacted]	[Redacted]	[Redacted]		GCAT2026CES1000022	Investor: Qualifying Total Debt Ratio	[Redacted]	[Redacted]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
[Redacted]	[Redacted]	[Redacted]		GCAT2026CES1000263	Investor: Qualifying Total Debt Ratio	[Redacted]	[Redacted]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit